RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the company entered into the transactions below with related parties. The ultimate parent of the company is Brookfield Corporation. Other related parties of the company include Brookfield Corporation’s subsidiaries, affiliates, and operating entities.
(a)Transactions with Brookfield
Pursuant to the Master Services Agreement, on a quarterly basis, the Service Recipients pay a base management fee, referred to as the Base Management Fee, to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the total capitalization of Brookfield Business Partners. For purposes of calculating the Base Management Fee, the total capitalization of Brookfield Business Partners is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients (including the BBUC exchangeable shares) that are not held by Brookfield Business Partners, plus all outstanding debt with recourse to a Service Recipient, less all cash held by such entities.
The company is responsible for paying its proportionate share of the total Base Management Fee in connection with the Master Services Agreement. The Base Management Fee attributable to the company for the year ended December 31, 2025 was $33 million (2024: $25 million, 2023: $17 million). The expense related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the consolidated statements of operating results.
An integral part of the company’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the group’s investment mandate. In the normal course of business, the group and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the group, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the group’s best interests.
In addition, Brookfield has entered into indemnity agreements with the company related to certain construction projects in the Middle East region that were in place prior to the creation of Brookfield Business Partners. Under these indemnity agreements, Brookfield has agreed to indemnify or refund the company, as appropriate, for the receipt of payments relating to such projects.
Brookfield entered into a commitment agreement with the partnership in 2022 to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership (including subsidiaries of the company). Brookfield will have the right to cause the company or Brookfield Business Partners to redeem the preferred securities at par plus accrued and unpaid dividends to the extent of any net proceeds received by the company or Brookfield Business Partners from the issuance of equity, incurrence of indebtedness or sale of assets. Brookfield has the right to waive its redemption option. As at December 31, 2025, the amount subscribed from the company was $nil (2024: $nil) and the amount subscribed from Brookfield Business Partners was $725 million (2024: $725 million) with an annual dividend of 7%. The remaining capacity available on the commitment agreement with Brookfield is $25 million, expiring on December 31, 2026.
The company has entered into two credit agreements with Brookfield Business Partners, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility, maturing on March 15, 2032 (unless terminated by the lender in accordance with the agreement after the fifth anniversary), to facilitate the movement of cash within the group. The credit agreement under which the company is the borrower permits it to borrow up to $1 billion from Brookfield Business Partners, and the other permits Brookfield Business Partners to borrow up to $1 billion from the company. Each credit facility contemplates a deposit arrangement pursuant to which the lender thereunder would, with the consent of the borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest. As at December 31, 2025, the net amount outstanding on deposit is $554 million payable to Brookfield Business Partners included in accounts payable and other (2024: $470 million payable to Brookfield Business Partners).
In connection with the special distribution, Brookfield Business Partners provided the company an equity commitment in the amount of $2 billion. The equity commitment may be called by the company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Business Partners, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which the exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, by $25.00 per share. The equity commitment will be available in minimum amounts of $10 million and the amount available under the equity commitment will be reduced permanently by the amount so called. Before funds may be called on the equity commitment, a number of conditions precedent must be met, including that Brookfield Business Partners continues to control the company and has the ability to elect a majority of the Board of Directors.
From time to time, Brookfield may place funds on deposit with Brookfield Business Partners and the company, on terms approved by the independent directors of the company. Interest earned or incurred on such deposits is at market terms. As at December 31, 2025, the deposit from Brookfield was $nil (2024: $nil) and the company incurred interest expense of $nil (2024: $nil) for the year ended December 31, 2025 on these deposits.
A wholly-owned subsidiary of the company fully and unconditionally guaranteed the obligations of Brookfield Business Partners under Brookfield Business Partners’ $2.35 billion bilateral credit facilities with global banks and its $1 billion revolving acquisition credit facility with Brookfield.
As at December 31, 2025, the company had a loan receivable of $1.1 billion from Brookfield Business Partners in connection with the proceeds received from the disposition of the company’s nuclear technology services operation in 2023. The loan receivable is non-interest bearing and is due on demand and included in accounts and other receivable, net.
(i)    Sale of interests into new evergreen private equity fund
On July 4, 2025, the company completed the sale of a 7% interest of the company’s dealer software and technology services operation to a new evergreen private equity fund, managed by Brookfield Asset Management. In exchange, the company received units of the new evergreen fund with an initial redemption value of $306 million, representing an 8.6% discount to the net asset value of the interest sold. In the 18-month period following the initial closing of the evergreen private equity fund, the units are redeemable for cash at an 8.6% discount to their net asset value at the time of redemption. Any remaining units still outstanding after this 18-month period will be redeemable at their net asset value. The sale resulted in a gain of $149 million, recorded in the consolidated statements of changes in equity, within ownership changes and other. The business continues to be accounted for as a consolidated subsidiary.
The units of the new evergreen fund received represent an investment in an equity instrument of the fund and are accounted for as a financial asset measured at FVOCI. For the year ended December 31, 2025, the new evergreen private equity fund partially redeemed 13% of units held by the company for proceeds of $41 million. The fair value of the units as at December 31, 2025 was $273 million.
(b)Other
The following table summarizes revenues the company has earned from transactions with related parties for the years ended December 31, 2025, 2024 and 2023:

		Year ended December 31,
(US$ MILLIONS)	Related Parties	2025	2024	2023
Revenues
	Brookfield Corporation (1)	$169	$236	$115
	Equity accounted investments of operating subsidiaries	26	—	—
	Other	—	9	—
		$195	$245	$115
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(1)Includes revenues earned by the company’s construction services from an affiliate of Brookfield Corporation.

The following table summarizes balances with related parties as at December 31, 2025 and 2024:

(US$ MILLIONS)	Related Parties	December 31, 2025	December 31, 2024
Financial assets (1)	Brookfield Corporation	$273	$—
Accounts and other receivable, net
	Brookfield Corporation	$313	$291
	Brookfield Business Partners	1,127	1,140
		$1,440	$1,431
Accounts payable and other
	Brookfield Corporation	$8	$9
	Brookfield Business Partners	554	454
	Other	9	10
		$571	$473
Non-recourse borrowings in subsidiaries of the company	Brookfield Wealth Solutions	$38	$44
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(1)Includes the fair value of the units received in a new evergreen private equity fund managed by Brookfield Asset Management in exchange for the sale of a partial interest in the company’s dealer software and technology services operation.